Intangible assets (Tables)	3 Months Ended
Mar. 31, 2024
Intangible Assets
Schedule of financial position details

	March 31, 2024			December 31, 2023
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	754,555	(247,159)	507,396	747,925	(241,808)	506,117
Concession agreements – economic value	1,687,440	(1,085,649)	601,791	1,686,384	(1,048,624)	637,760
Concession agreements – new contracts	148,000	(1,644)	146,356	148,000	(411)	147,589
Program contracts	30,924,633	(9,874,351)	21,050,282	30,267,977	(9,583,480)	20,684,497
Program contracts – commitments	1,709,757	(510,973)	1,198,784	1,709,757	(497,731)	1,212,026
Service contracts – São Paulo	29,557,680	(9,318,616)	20,239,064	29,161,286	(8,967,701)	20,193,585
Software license of use	1,310,942	(822,184)	488,758	1,300,504	(787,280)	513,224
Right of use – Other assets	291,027	(64,336)	226,691	217,204	(99,144)	118,060
Total	66,384,034	(21,924,912)	44,459,122	65,239,037	(21,226,179)	44,012,858

Schedule of obligations assumed

	December 31, 2023	Additions	Transfer of contract asset	Transfers	Write-offs and disposals	Amortization	March 31, 2024
Intangible right arising from:
Concession agreements – equity value (*)	506,117	-	6,587	39	(20)	(5,327)	507,396
Concession agreements – economic value	637,760	-	1,089	(4)	-	(37,054)	601,791
Concession agreements – new contracts	147,589	-	-	-	-	(1,233)	146,356
Program contracts (*)	20,684,497	181	663,509	(930)	(606)	(296,369)	21,050,282
Program contracts – commitments	1,212,026	-	-	-	-	(13,242)	1,198,784
Service contracts – São Paulo	20,193,585	-	404,279	(3,949)	(132)	(354,719)	20,239,064
Software license of use	513,224	2,911	7,526	1	-	(34,904)	488,758
Right of use – Other assets	118,060	130,667	-	-	(46)	(21,990)	226,691
Total	44,012,858	133,759	1,082,990	(4,843)	(804)	(764,838)	44,459,122

	December 31, 2022	Additions	Transfer of contract asset	Transfers	Write-offs and disposals	Amortization	March 31, 2023
Intangible right arising from:
Concession agreements - equity value (*)	499,326	-	4,098	(955)	(6)	(4,994)	497,469
Concession agreements – economic value	652,039	-	2,589	331	(85)	(30,249)	624,625
Program contracts (*)	18,337,459	2	569,717	(288)	(2,055)	(252,011)	18,652,824
Program contracts – commitments	1,264,992	-	-	-	-	(13,242)	1,251,750
Service contracts – São Paulo	17,870,451	-	513,453	(1,720)	(1,056)	(299,179)	18,081,949
Software license of use	595,404	-	15,204	-	-	(33,105)	577,503
Right of use – Other assets	75,052	320	-	-	(30)	(17,261)	58,081
Right of use – Investments	26,148	-	-	(26,148)	-	-	-
Total	39,320,871	322	1,105,061	(28,780)	(3,232)	(650,041)	39,744,201

(*)	As of March 31, 2023, Concession agreements – equity value, and Program contracts included leases totaling R$ 51,692 and R$ 165,104 (R$ 54,356 and R$ 168,216 as of December 31, 2022), respectively.

Schedule of intangible assets

	March 31, 2024	December 31, 2023
Alto Tietê	231,146	235,224
São Lourenço	2,513,527	2,556,002
Total	2,744,673	2,791,226

Schedule of obligations assumed by the company

	March 31, 2024			December 31, 2023
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	-	-	-	52,762	-	52,762
São Lourenço	435,671	2,787,032	3,222,703	435,164	2,798,688	3,233,852
Total	435,671	2,787,032	3,222,703	487,926	2,798,688	3,286,614

Schedule of right of use

Nature	March 31, 2024	December 31, 2023

Leases - Concession and Program Contract
Cost	582,617	588,600
Accumulated amortization	(217,041)	(213,921)
(=) Net	365,576	374,679

Right of use – Other assets
Vehicles	232,477	205,593
Properties	58,505	11,566
Equipment	45	45
Accumulated amortization	(64,336)	(99,144)
(=) Net	226,691	118,060

Total - Leases and Right of use	592,267	492,739

Schedule of impact in the income statements

Impact on the result
	March 31, 2024	March 31, 2023

Right of use amortization	(25,110)	(23,037)
Financial result – interest expense and inflation adjustment	(31,298)	(18,127)
Expenses of short-term leases with low value	(3,151)	(8,518)
Reduction of profit for the period	(59,559)	(49,682)